Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of Deferred Revenue in Consolidated Balance Sheets

	Year Ended December 31,
	2022	2021
	U.S. Dollars (in thousands)
Beginning of year	6,867	2,534
Deferral of revenue	6,948	6,245
Recognition of deferred revenue	(4,248)	(1,912)

Balance at end of year	9,567	6,867